UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2011

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 10.2%
Hotels, Restaurants & Leisure - 1.9%
McDonald’s Corp.	89,330	$7,844,960
Yum! Brands Inc.	58,730	2,900,675

Total Hotels, Restaurants & Leisure		10,745,635

Internet & Catalog Retail - 0.9%
Amazon.com Inc.	23,230	5,023,023	*

Media - 4.5%
Comcast Corp., Class A Shares	582,770	12,179,893
News Corp., Class A Shares	152,912	2,365,549
Walt Disney Co.	368,386	11,110,522

Total Media		25,655,964

Multiline Retail - 0.8%
Target Corp.	86,420	4,238,037

Specialty Retail - 2.1%
Home Depot Inc.	240,900	7,918,383
TJX Cos. Inc.	75,960	4,213,501

Total Specialty Retail		12,131,884

TOTAL CONSUMER DISCRETIONARY		57,794,543

CONSUMER STAPLES - 11.9%
Beverages - 2.1%
Coca-Cola Co.	111,330	7,521,455
PepsiCo Inc.	68,210	4,222,199

Total Beverages		11,743,654

Food & Staples Retailing - 2.9%
CVS Caremark Corp.	142,750	4,793,545
Wal-Mart Stores Inc.	224,130	11,632,347

Total Food & Staples Retailing		16,425,892

Food Products - 3.2%
General Mills Inc.	135,790	5,223,841
H.J. Heinz Co.	122,200	6,168,656
Kraft Foods Inc., Class A Shares	199,213	6,689,573

Total Food Products		18,082,070

Household Products - 3.7%
Kimberly-Clark Corp.	104,760	7,439,008
Procter & Gamble Co.	220,346	13,921,460

Total Household Products		21,360,468

TOTAL CONSUMER STAPLES		67,612,084

ENERGY - 10.3%
Energy Equipment & Services - 1.2%
Exterran Holdings Inc.	18	175	*
Halliburton Co.	84,100	2,566,732
Schlumberger Ltd.	38,559	2,303,129
Weatherford International Ltd.	180,100	2,199,021	*

Total Energy Equipment & Services		7,069,057

Oil, Gas & Consumable Fuels - 9.1%
Anadarko Petroleum Corp.	27,320	1,722,526
Apache Corp.	50,134	4,022,752
Brigham Exploration Co.	49,800	1,257,948	*
Chevron Corp.	114,550	10,598,166
ConocoPhillips	62,990	3,988,527
El Paso Corp.	216,370	3,782,147
Exxon Mobil Corp.	272,265	19,774,607
Newfield Exploration Co.	78,742	3,125,270	*
Spectra Energy Corp.	127,175	3,119,603

Total Oil, Gas & Consumable Fuels		51,391,546

TOTAL ENERGY		58,460,603

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
FINANCIALS - 11.0%
Commercial Banks - 1.8%
U.S. Bancorp	145,690	$3,429,542
Wells Fargo & Co.	289,190	6,975,263

Total Commercial Banks		10,404,805

Consumer Finance - 0.2%
American Express Co.	24,280	1,090,172

Diversified Financial Services - 1.5%
Citigroup Inc.	58,688	1,503,587
JPMorgan Chase & Co.	233,328	7,027,839

Total Diversified Financial Services		8,531,426

Insurance - 6.0%
Berkshire Hathaway Inc., Class A Shares	82	8,757,600	*
Lincoln National Corp.	91,219	1,425,753
MetLife Inc.	183,316	5,134,681
Travelers Cos. Inc.	380,450	18,539,329

Total Insurance		33,857,363

Real Estate Investment Trusts (REITs) - 1.0%
Annaly Capital Management Inc.	348,731	5,799,396

Real Estate Management & Development - 0.5%
Forest City Enterprises Inc., Class A Shares	285,480	3,043,217	*

TOTAL FINANCIALS		62,726,379

HEALTH CARE - 11.2%
Biotechnology - 1.2%
Amgen Inc.	106,160	5,833,492
Human Genome Sciences Inc.	91,570	1,162,023	*

Total Biotechnology		6,995,515

Health Care Equipment & Supplies - 0.2%
Covidien PLC	31,610	1,394,001

Health Care Providers & Services - 1.5%
Aetna Inc.	110,980	4,034,123
AmerisourceBergen Corp.	80,620	3,004,707
UnitedHealth Group Inc.	28,250	1,302,890

Total Health Care Providers & Services		8,341,720

Pharmaceuticals - 8.3%
Abbott Laboratories	84,199	4,305,937
Bristol-Myers Squibb Co.	173,140	5,433,133
GlaxoSmithKline PLC, ADR	97,360	4,019,994
Johnson & Johnson	174,250	11,101,468
Merck & Co. Inc.	181,840	5,947,987
Novartis AG, ADR	134,200	7,484,334
Pfizer Inc.	487,990	8,627,663

Total Pharmaceuticals		46,920,516

TOTAL HEALTH CARE		63,651,752

INDUSTRIALS - 11.2%
Aerospace & Defense - 1.4%
Honeywell International Inc.	110,590	4,856,007
Raytheon Co.	68,950	2,817,986

Total Aerospace & Defense		7,673,993

Air Freight & Logistics - 1.8%
United Parcel Service Inc., Class B Shares	161,230	10,181,675

Commercial Services & Supplies - 1.2%
Stericycle Inc.	16,990	1,371,433	*
Waste Management Inc.	165,867	5,400,629

Total Commercial Services & Supplies		6,772,062

Industrial Conglomerates - 5.0%
3M Co.	95,850	6,881,071
General Electric Co.	560,050	8,535,162
Tyco International Ltd.	55,460	2,259,995

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Industrial Conglomerates - 5.0% (continued)
United Technologies Corp.	149,110	$10,491,380

Total Industrial Conglomerates		28,167,608

Machinery - 1.3%
Cummins Inc.	25,890	2,114,178
Deere & Co.	20,190	1,303,668
Eaton Corp.	115,870	4,113,385

Total Machinery		7,531,231

Road & Rail - 0.4%
Norfolk Southern Corp.	41,820	2,551,856

Trading Companies & Distributors - 0.1%
W. W. Grainger Inc.	4,540	684,346

TOTAL INDUSTRIALS		63,562,771

INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 2.4%
Cisco Systems Inc.	366,273	5,673,569
Motorola Solutions Inc.	81,760	3,425,744
QUALCOMM Inc.	95,237	4,631,375

Total Communications Equipment		13,730,688

Computers & Peripherals - 4.0%
Apple Inc.	46,303	17,649,778	*
EMC Corp.	183,569	3,853,113	*
NetApp Inc.	36,020	1,222,519	*

Total Computers & Peripherals		22,725,410

Internet Software & Services - 3.0%
eBay Inc.	250,245	7,379,725	*
Google Inc., Class A Shares	17,962	9,239,294	*

Total Internet Software & Services		16,619,019

IT Services - 4.3%
Automatic Data Processing Inc.	139,100	6,558,565
International Business Machines Corp.	60,270	10,549,058
Visa Inc., Class A Shares	83,880	7,190,194

Total IT Services		24,297,817

Semiconductors & Semiconductor Equipment - 0.5%
Texas Instruments Inc.	108,890	2,901,918

Software - 4.6%
Citrix Systems Inc.	56,290	3,069,494	*
Microsoft Corp.	615,905	15,329,875
Oracle Corp.	272,700	7,837,398

Total Software		26,236,767

TOTAL INFORMATION TECHNOLOGY		106,511,619

MATERIALS - 6.6%
Chemicals - 5.5%
Celanese Corp., Series A Shares	185,910	6,047,652
E.I. du Pont de Nemours & Co.	92,540	3,698,824
Ecolab Inc.	101,910	4,982,380
Monsanto Co.	48,230	2,895,729
Potash Corp. of Saskatchewan Inc.	86,740	3,748,903
PPG Industries Inc.	142,830	10,092,368

Total Chemicals		31,465,856

Metals & Mining - 0.3%
Newmont Mining Corp.	30,380	1,910,902

Paper & Forest Products - 0.8%
International Paper Co.	183,200	4,259,400

TOTAL MATERIALS		37,636,158

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.1%
AT&T Inc.	402,600	11,482,152
Verizon Communications Inc.	163,030	5,999,504

Total Diversified Telecommunication Services		17,481,656

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Wireless Telecommunication Services - 0.8%
American Tower Corp., Class A Shares	83,770	$4,506,826	*

TOTAL TELECOMMUNICATION SERVICES		21,988,482

UTILITIES - 1.4%
Electric Utilities - 0.6%
American Electric Power Co. Inc.	31,300	1,190,026
PPL Corp.	73,540	2,098,831

Total Electric Utilities		3,288,857

Multi-Utilities - 0.8%
National Grid PLC, ADR	29,240	1,450,304
Wisconsin Energy Corp.	102,320	3,201,593

Total Multi-Utilities		4,651,897

TOTAL UTILITIES		7,940,754

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $442,559,663)		547,885,145

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.3%
Repurchase Agreements - 3.3%
Interest in $168,139,000 joint tri-party repurchase agreement dated 9/30/11 with Barclays Capital Inc.; Proceeds at maturity - $9,454,039; (Fully collateralized by various U.S. government obligations, 1.375% due 11/30/15; Market value - $9,643,083)	0.050%	10/3/11	$9,454,000	9,454,000
Interest in $200,000,000 joint tri-party repurchase agreement dated 9/30/11 with RBS Securities Inc.; Proceeds at maturity - $9,454,055; (Fully collateralized by U.S. government obligations, 6.000% due 2/15/26; Market value - $9,643,400)	0.070%	10/3/11	9,454,000	9,454,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $18,908,000)				18,908,000

TOTAL INVESTMENTS - 99.8% (Cost - $461,467,663#)				566,793,145
Other Assets in Excess of Liabilities - 0.2%				1,156,415

TOTAL NET ASSETS - 100.0%				$567,949,560

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$547,885,145	—	—	$547,885,145
Short-term investments†	—	$18,908,000	—	18,908,000

Total investments	$547,885,145	$18,908,000	—	$566,793,145

Notes to Schedule of Investments (unaudited) (continued)

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$124,896,486
Gross unrealized depreciation	(19,571,004)

Net unrealized appreciation	$105,325,482

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2011, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 23, 2011